Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carryforwards	$ 4,763	$ 3,715
Defined benefits liabilities	24	38
Accruals and other liabilities	2	1
Share-based compensation	(39)	(83)
Less: Valuation allowance	(4,361)	(3,633)
Total deferred tax assets, net	389	38
Tax loss carryforwards
Tax loss carryforwards will expire in 2023	177
Tax loss carryforwards will expire in 2024	4,371
Tax loss carryforwards will expire in 2025	6,591
Tax loss carryforwards will expire in 2026	2,246
Tax loss carryforwards will expire in 2027	9,422
Deferred tax liabilities
Unrealized foreign exchange gain	(109)
Contract costs related assets	(364)
Total deferred tax liabilities	(473)
Net deferred tax asset/(liabilities)	$ (84)
Net deferred tax asset/(liabilities)		$ 38